Document and Entity Information	Sep. 08, 2022
Cover [Abstract]
Entity Registrant Name	Giga-tronics Inc
Amendment Flag	true
Amendment Description	As previously reported on a Current Report on Form 8-K filed by Giga-tronics Incorporated (the “Company” or “GIGA”) with the Securities Exchange Commission (the “SEC”) on September 14, 2022 (the “Original Form 8-K”), on September 8, 2022, the Company acquired 100% of the capital stock of Gresham Worldwide, Inc. (“Gresham”) from Ault Alliance, Inc. (formerly known as BitNile Holdings, Inc.) in exchange for 2,920,085 shares of the Company’s common stock and 514.8 shares of Series F Convertible Preferred Stock that are convertible into an aggregate of 3,960,043 shares of the Company’s common stock (the “Business Combination”). This Current Report on Form 8-K/A (the “Amendment”) amends Item 9.01 of the Original Form 8-K filed by the Company to include certain the pro forma financial information required by Item 9.01 of Form 8-K, attached hereto as Exhibits 99.3, 99.4 and 99.5. The Company inadvertently failed to timely file the Amendment within the time required. The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve as a result of the Company’s acquisition of Gresham. Prior to the closing of the Business Combination, our fiscal year ended on a day in late March. Subsequent to the Business Combination, we began using Gresham’s calendar year as our fiscal year. While we were the legal acquirer in the Business Combination, because Gresham was deemed the accounting acquirer, the historical financial statements of Gresham became the historical financial statements of the combined company. As a result, for purposes of the pro formas, we are using our historical results for certain fiscal quarters based on a late March year-end and comparing it to our current fiscal quarter based on a December 31styear end.The pro forma financial information filed within this Amendment should be read in conjunction with the Original 8-K
Entity Central Index Key	0000719274
Document Type	8-K/A
Document Period End Date	Sep. 08, 2022
Entity Incorporation State Country Code	CA
Entity File Number	001-14605
Entity Tax Identification Number	94-2656341
Entity Address, Address Line One	7272 E. Indian School Rd
Entity Address, Address Line Two	Suite 540
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	833
Local Phone Number	457 6667
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false